Long-Term Debt (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
2013	$ 37,244	$ 55,376
2014	10,590	3,352
2015	23,535	14,989
2016	3,964	3,303
2017	43,873	43,517
Thereafter	12,157	12,284
Long-term Debt, Total	131,363	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
2013	34,670	39,461
Long-term Debt, Total	34,670	39,461
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
2013	2,574	15,915
2014	10,590	3,352
2015	23,535	14,989
2016	3,964	3,303
2017	43,873	43,517
Thereafter	12,157	12,284
Long-term Debt, Total	$ 96,693	$ 93,360